BALANCE SHEET COMPONENTS - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee payables	$ 16,327	$ 10,353
Contingent consideration from the Theorem acquisition	6,090	0
Other short-term liabilities	22,945	18,209
Total accrued expenses and other liabilities	$ 45,362	$ 28,562